Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to multi-annual variable objectives, Senior management (Details)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022 EUR (€) employee people	Dec. 31, 2021 EUR (€) people employee	Dec. 31, 2020 employee
Disclosure of transactions between related parties [line items]
Number of persons | employee	206,462	199,177	193,226
Current senior managers
Disclosure of transactions between related parties [line items]
Number of persons | people	14	15
Current senior managers | Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Number of persons | employee	14	15
Cash payment	€ 3,568	€ 3,830
Share payment	3,569	3,830
Total	€ 7,137	€ 7,660